Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other operating income and expenses
Schedule of detailed information about other operating income

	For the year ended December 31
(in EUR 000)	2022	2021	2020
Recoverable cash advances
Initial measurement and re-measurement	247	385	147
R&D incentives (Australia)	86	645	1,000
Capitalization of R&D incentive	(123)	(615)	(573)
Other income/(expenses)	73	(150)	(115)
Total Other Operating Income	283	265	459